NOTE 9 - CONVERTIBLE LOANS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 9 - CONVERTIBLE LOANS

NOTE 9 - CONVERTIBLE LOANS

At December 31, 2021 and 2020, convertible loans consisted of the following:

	December 31,	December 31,
	2021	2020
Promissory notes – Issued in fiscal year 2019, with variable conversion features	$—	$5,000
Promissory notes – Issued in fiscal year 2020, with variable conversion features	—	623,660
Total convertible notes payable	—	628,660
Less: Unamortized debt discount	—	(372,290)
Total convertible notes	—	256,370

Less: current portion of convertible notes	—	253,554
Long-term convertible notes	$—	$2,816

During the years ended December 31, 2021 and 2020, the Company recorded interest expense of $33,429 and $487,012 and recognized amortization of discount, included in interest expense, of $372,290 and $2,176,757, respectively.

During the years ended December 31, 2021 and 2020, the Company repaid notes of $250,000 and $942,190 and accrued interest including prepayment penalty of $6,027 and $675,771, respectively.

Conversion

During the year ended December 31, 2021, the Company converted notes with principal amounts and accrued interest of $422,295 into 6,080,632 shares of common stock. The corresponding derivative liability at the date of conversion of $708,611 was settled through additional paid in capital.

During the year ended December 31, 2020, the Company converted notes with principal amounts of $1,302,785 and accrued interest of $93,656 into 46,575,378 shares of common stock. The corresponding derivative liability at the date of conversion of $4,275,728 was settled through additional paid in capital.

Settlement

During the year ended December 31, 2021, the Company recorded gain on settlement of debt of $11,069.

On June 10, 2020, the Company settled a convertible note with accrued interest of $64,230 with a total of 650,000 share issuances. The Company issued 200,000 shares in June, 225,000 shares in July and 503,571 shares in August, which included 278,571 true-up shares. As a result, the Company recognized a loss on settlement of debt of $24,699.

On June 26, 2020, the Company issued a loan payable of $700,000 to Labrys Fund to settle the previously-outstanding convertible notes with accrued interest of $986,340. As a result, the Company recognized a gain on settlement of debt of $286,340 (Note 7).

On July 22, 2020, the Company settled a convertible note with accrued interest of $64,363 and an original common stock purchase warrant to purchase 20,000 shares of common stock with a total of 650,000 share issuances. During the period ended September 30, 2020, the Company issued 1,038,375 shares which included 388,375 true-up shares. As a result, the Company recognized a loss on settlement of debt of $9,886.

On September 1, 2020, the Company entered into a Multipurpose agreement and issued a new note which a principal balance of $1,045,327 to replace the 15 notes issued from January 2020 to May 2020 which an aggregate principal amount was $985,556 and an aggregate accrued interest was $59,771. The Company also issued another promissory note of $300,000 (Note 7). As a result, the Company recognized a loss on settlement of debt of $300,000.

Promissory Notes - Issued in fiscal year 2019

During the year ended December 31, 2019, the Company issued a total of $2,544,250 in notes with the following terms:

•	Terms ranging from 6 months to 3 years.
•	Annual interest rates ranging from of 8% to 12%.
•	Convertible at the option of the holders at issuance or 180 days from issuance.
•	Conversion prices are typically based on the discounted (39% or 0% discount) lowest trading prices of the Company’s shares during various periods prior to conversion.

The convertible notes were also provided with a total of 661,216 common shares and warrant to purchase up to 92,000 shares of common stock at exercise price of $2.5 per share for 3 years.

Certain notes allow the Company to redeem the notes at rates ranging from 110% to 150% depending on the redemption date provided that no redemption is allowed after the 180th day. Likewise, the notes include original issue discount and financing costs totaling $278,000 and the Company received cash of $2,266,250.

Promissory Notes - Issued in fiscal year 2020

During the year ended December 31, 2020, the Company issued a total of $2,708,771 in notes with the following terms:

•	Terms 12 months.
•	Annual interest rates 5% or 12%.
•	Convertible at the option of the holders 90 or 180 days from issuance.
•	Conversion prices are typically based on the discounted (25% or 60% discount) lowest trading prices of the Company’s shares during 30 trading day periods prior to conversion. Certain note has a capped conversion price of $0.025.

Notes allow the Company to redeem the notes at a range from 120% to 125% provided that no redemption is allowed after the 180th or 185th day. Likewise, the notes include original issue discount and financing costs totaling $229,444 and the Company received cash of $1,420,000. Certain convertible notes were also provided with a total of 6,500,000 warrants with exercise price ranging from $0.02 to $0.03.

Derivative liabilities

The Company valued the conversion features of convertible notes and warrants using the Black Scholes valuation model. The fair value of the derivative liability for all the note and warrants that became convertible for the year ended December 31, 2020, amounted to $2,714,029. $1,673,393 of the value assigned to the derivative liability was recognized as a debt discount to the notes while the balance of $1,040,636 was recognized as a “day 1” derivative loss.

Warrants

A summary of activity during the year ended December 31, 2020 follows. There was no 2021 activity.

	Warrants Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual life (in years)
Outstanding, December 31, 2019	367,343	$0.480	4.05
Granted	6,500,000	0.024	6.00
Reset	10,813,001	0.014	1.92
Cashless Exercised	(10,597,010)	0.023	4.24
Settled	(7,083,334)	0.012	1.64
Outstanding, December 31, 2020	—	$—	—

The reset feature of warrants associated with the convertible notes was effective at the time that a separate convertible note with lower exercise price was issued. As a result of the reset features for warrants, the warrants increased by 10,813,001 at $0.0014 per share. We accounted for the issuance of the warrants as a liability and recognized the derivative liability.